DEBT OBLIGATIONS - Schedule of Long-Term Debt Obligations (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 15, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total debt			$ 5,000,000		$ 3,683,748
Less: debt discounts and issuance costs		$ (470,932)	(513,744)		(126,043)
Total debt, net of discounts		4,529,068	4,486,256		3,557,705
Less: current maturities			0		(3,557,705)
Long-term debt, net of discounts and issuance costs		4,529,068	4,486,256		0
Note Payable (Caterpillar Financial Services) - 5.7% interest.
Debt Instrument [Line Items]
Total debt			0		404,373
Interest rate	5.70%
Secured Debt | GHF Secured Promissory Note
Debt Instrument [Line Items]
Total debt	$ 5,000,000	$ 5,000,000	5,000,000	$ 4,550,000	0
Interest rate	6.00%	6.00%		6.00%
Secured Debt | Georges Trust Unsecured Promissory Notes - 12% interest, due September 2021
Debt Instrument [Line Items]
Total debt			0		1,389,014
Interest rate	12.00%
Secured Debt | Concorde Trust Unsecured Promissory Notes - 12% interest, due September 2021
Debt Instrument [Line Items]
Total debt			0		683,263
Interest rate	12.00%
Secured Debt | Bean Trust Unsecured Promissory Note - 12% interest, due September 2021
Debt Instrument [Line Items]
Total debt			0		290,386
Interest rate	12.00%
Secured Debt | GHF Inc Unsecured Promissory Note - 12% interest, due September 2021
Debt Instrument [Line Items]
Total debt			$ 0		$ 916,712
Interest rate	12.00%